Intangible Assets (Details) - Schedule of Intangible Assets	6 Months Ended
Jun. 30, 2023 EUR (€)
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost beginning balance
Accumulated amortisation beginning balance
Carrying amount beginning balance
Cost Additions	890,000
Cost ending balance	890,000
Amortisation for the period	21,000
Accumulated amortisation ending balance	21,000
Carrying amount ending balance	869,000
Customer Relationships [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost beginning balance
Accumulated amortisation beginning balance
Carrying amount beginning balance
Cost Additions	25,000
Cost ending balance	25,000
Amortisation for the period	833
Accumulated amortisation ending balance	833
Carrying amount ending balance	24,167
Assembled Workforce [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost beginning balance
Accumulated amortisation beginning balance
Carrying amount beginning balance
Cost Additions	40,000
Cost ending balance	40,000
Amortisation for the period
Accumulated amortisation ending balance
Carrying amount ending balance	40,000
Broadcasting Rights [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost beginning balance
Accumulated amortisation beginning balance
Carrying amount beginning balance
Cost Additions	95,000
Cost ending balance	95,000
Amortisation for the period	3,167
Accumulated amortisation ending balance	3,167
Carrying amount ending balance	91,833
Brand [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost beginning balance
Accumulated amortisation beginning balance
Carrying amount beginning balance
Cost Additions	370,000
Cost ending balance	370,000
Amortisation for the period	6,167
Accumulated amortisation ending balance	6,167
Carrying amount ending balance	363,833
Player Contract [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost beginning balance
Accumulated amortisation beginning balance
Carrying amount beginning balance
Cost Additions	130,000
Cost ending balance	130,000
Amortisation for the period	10,833
Accumulated amortisation ending balance	10,833
Carrying amount ending balance	191,167
Goodwill [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost beginning balance
Accumulated amortisation beginning balance
Carrying amount beginning balance
Cost Additions	230,000
Cost ending balance	230,000
Amortisation for the period
Accumulated amortisation ending balance
Carrying amount ending balance	€ 230,000